Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share based payments

26   Share-based payments

For the purpose of establishing the Group’s share incentive scheme, Xin Ding Heng Limited (“Xin Ding Heng”) was set up in 2017 as a special purpose vehicle to indirectly hold 66,171,600 ordinary shares of the Company. As the Company has the power to govern the relevant activities of Xin Ding Heng and can derive benefits from the services to be rendered by the grantees, the directors of the Company consider that it is appropriate to consolidate Xin Ding Heng. In September 2020, the Company purchased at par value of the 66,171,600 ordinary shares indirectly held by Xin Ding Heng and deposited these shares to the depositary of its ADS program. The aggregate consideration of RMB88,280,000 for 66,171,600 shares had been recognized as “shares held for share incentive scheme” before the respective shares were effectively transferred to guarantees under share incentive scheme.

On November 7, 2017, equity-settled share-based compensation plan (“the Share Option Scheme”) was set up with the objective to recognize and reward the contribution of eligible directors, employees and other persons (collectively, the “Grantees”) for the growth and developments of the Group. On September 10, 2019, the Board of Directors of the company approved to amend and restate the equity-settled share-based compensation plan to supplement the Share Option Scheme with performance-based shares to grant to the Grantees (“the Restricted Share Units Scheme”). The 66,171,600 shares reserved for the share incentive scheme comprise the options previously granted under the Share Option Scheme and the remaining shares for grant under the Restricted Share Units Scheme. Both the Share Option Scheme and the Restricted Share Units Scheme are valid and effective for 10 years from the grant date.

Share-based compensation expenses for the years ended December 31, 2020, 2021 and 2022 were allocated as follows:

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
-Cost of revenue	6,904	935	—
-Research and development expenses	26,635	5,185	—
-Selling and marketing expenses	21,049	2,854	1,002
-General and administrative expenses	35,064	16,435	12,359
Total	89,652	25,409	13,361

Value of employee's services (Note 7)	74,980	22,618	13,176
Value of non-employee's services	14,672	2,791	185
Total	89,652	25,409	13,361

26    Share-based payments (Continued)

(a)   Share Option Scheme

Subject to the Grantee continuing to be a service provider, 100% of these options will be vested over 4 years upon fulfilling the non-market performance conditions prescribed in the grantee agreement.

The exercisable period of options starts no earlier than 12 months after the Company successfully completes an initial public offering and the Company’s shares get listed in the stock exchange (“IPO and Listing”) and no later than 8 years from the grant date. The vesting date is determined by the Board of Directors of the Company.

Movements in the number of share options granted to employees are as follows:

	Number of share options
	For the year ended
	December 31,
	2020	2021	2022
At the beginning of the year	24,470,325	19,459,994	12,725,995
Exercised	—	(5,181,306)	(621,930)
Forfeited	(5,010,331)	(1,552,693)	(1,966,721)
At the end of the year	19,459,994	12,725,995	10,137,344

For the outstanding share options, the weighted-average exercise price was RMB24.85 and RMB21.00 per share and the weighted-average remaining contractual life was 4.36 and 3.28 years, respectively, as of December 31, 2021 and 2022, respectively.

Share options outstanding at the balance sheet dates have the following expiry dates and exercise prices.

				Number of share options
				As at December 31,
Grant Year	Expiry Year	Exercise price	Fair value of options	2021	2022
2017	2027	RMB1.33	RMB0.62	1,109,682	977,951
2017	2027	RMB2.00	RMB0.52	5,785,221	5,295,021
2018	2028	RMB52.00	RMB26.00	4,704,219	3,044,462
2019	2029	RMB52.00	RMB23.42	1,126,873	819,910
				12,725,995	10,137,344

The Company have used the discounted cash flow method to determine the underlying equity fair value of the Company to determine the fair value of the underlying ordinary share before its IPO. Key assumptions, such as discount rate and projections of future performance, are required to be determined by the Company with best estimate.

Based on fair value of the underlying ordinary share, the Company have used Binomial option-pricing model to determine the fair value of the share option as at the grant date. Key assumptions are set as below:

	November 7,	November 8,	June 1,
Date of grant	2017	2018	2019
Discount rate	24.0%	17.0%	17.0%
Risk‑free interest rate	4.0%	4.0%	3.0%
Volatility	52.0%	51.0%	46.0%
Dividend yield	0.0%	0.0%	0.0%

26    Share-based payments (Continued)

(a)   Share Option Scheme (Continued)

The Binomial Model requires the input of highly subjective assumptions. The risk-free rate for periods within the contractual life of the option is based on the China Treasury yield curve in effect at the time of grant. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the options. The Company estimates the volatility of its ordinary shares at the respective dates of grant based on the historical volatility of similar U.S. public companies for a period equal to the expected life preceding the grant date.

(b)	Restricted Share Units Scheme

Subject to the Grantee continuing to be a service provider, 100% of these restricted share units will be vested over 4 years upon fulfilling the service conditions and non-market performance conditions prescribed in the grantee agreement.

Movements in the number of restricted share units granted to employees are as follows:

	Number of restricted share units
	For the year ended December 31,
	2020	2021	2022

At the beginning of the year	2,306,000	1,751,702	16,552,829
Granted	470,000	17,033,120	28,745,900
Vested	(424,256)	(524,358)	(3,538,551)
Forfeited	(600,042)	(1,707,635)	(5,528,084)
At the end of the year	1,751,702	16,552,829	36,232,094

26   Share-based payments (Continued)

(b)  Restricted Share Units Scheme (Continued)

Restricted share units outstanding at the balance sheet dates have the following expiry dates and fair value prices.

			Number of restricted share units
			As at December 31,
			2021	2022
		Fair value of restricted share units
Grant Year	Expiry Year	RMB
01/09/2019	01/09/2029	35.22	545,383	204,503
01/01/2020	01/01/2030	16.18	18,000	11,509
01/04/2020	01/04/2030	16.98	82,500	45,008
01/07/2020	01/07/2030	38.67	17,250	1,502
01/06/2021	01/06/2031	13.69	503,076	248,043
01/06/2021	01/06/2031	14.31	226,000	7,502
01/06/2021	01/06/2031	14.93	1,279,800	112,500
01/07/2021	01/07/2031	15.16	252,000	147,751
01/09/2021	01/09/2031	5.53	7,346,000	4,198,965
01/10/2021	01/10/2031	5.25	448,000	116,593
01/10/2021	01/10/2031	3.91	2,820	—
01/10/2021	01/10/2031	4.68	5,832,000	3,973,655
02/01/2022	02/01/2032	2.40	—	126,862
02/01/2022	02/01/2032	2.41	—	1,740,001
02/01/2022	02/01/2032	3.29	—	567,700
02/01/2022	02/01/2032	2.64	—	300,000
02/04/2022	02/04/2032	1.78	—	130,000
02/07/2022	02/07/2032	2.72	—	40,000
02/10/2022	02/10/2032	0.98	—	80,000
16/12/2022	16/12/2032	0.81	—	24,180,000
			16,552,829	36,232,094

The Company have used the discounted cash flow method to determine the underlying equity fair value of the Company to determine the fair value of the underlying ordinary share before its IPO. Key assumptions, such as discount rate and projections of future performance, are required to be determined by the Company with best estimate.

Based on fair value of the underlying ordinary share, the Company have used the Monte Carlo model to determine the fair value of the restricted share units as at the grant date. Key assumptions are set as below:

	For the year ended December 31,
Date of grant	2020	2021	2022

Discount rate *	15.0%	15.0%	15.0%
Risk-free interest rate	2.0%~3.0%	2.0%~3.0%	2.0%~3.0%
Volatility	43.0%~49.0%	43.0%~49.0%	43.0%~49.0%
Dividend yield	0.0%	0.0%	0.0%

* Applicable for the restricted share units granted in September 2019

26   Share-based payments (Continued)

(b)  Restricted Share Units Scheme (Continued)

The Monte Carlo model requires the input of highly subjective assumptions. The risk-free rate for periods within the contractual life of the restricted share units is based on the China Treasury Bond Yield Curve in effect at the time of grant. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the restricted share units. The Company estimates the volatility of its ordinary shares at the date of grant based on the historical volatility of similar US public companies for a period equal to the expected life preceding the grant date.

(c)  Share Repurchase

In 2022, the board of directors of the Company approved a new share repurchase program in which the Company may purchase its own ADSs for award grant purpose. For the year ended December 31, 2022, the Company repurchased 8.02 million ADSs for a total cost of RMB74,992,000.